Derivatives (Gains (Losses) On Derivatives) (Details) (Linn Energy, LLC [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Linn Energy, LLC [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total Gains Losses On Derivative Instruments	$ 124,762	$ 449,940	$ 7,303